Significant Accounting Policies (Details) - Schedule of diluted earnings (loss) per ordinary share is the same as basic earnings (loss) per ordinary share - shares	Jun. 30, 2022	Jun. 30, 2021
SPAC Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	17,795,000	17,795,000
August 2020 PIPE Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	729,167	1,500,000
December 2020 Convertible Debenture [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share		800,000
December 2020 Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share		13,700,000
January 2021 Call Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	4,000,000	6,000,000
February 2021 Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	38,800,000	26,666,667
December 2021 Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	2,285,715
May 2022 Convertible Debenture [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	2,800,000
Series A Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	2,333,333	2,333,333
Series B Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	4,807,007